CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 1,412,379	$ 96,308
Accounts receivable	408,816	0
Contract assets	53,445	684,185
Prepaid expenses and other current assets	1,010,781	395,953
Total current assets	2,885,421	1,176,446
Property and equipment
Property and equipment, net	172,354	4,004
Total property and equipment	172,354	4,004
Other assets
Intangible assets - customer relationships, net	140,280	187,040
Intangible assets - developed technology, net	0	13,870
Intangible assets - development rights, net	599,784	112,744
Goodwill	762,851	762,851
Total other assets	1,502,915	1,076,505
Total assets	4,560,690	2,256,955
Current liabilities
Accounts payable	304,400	396,743
Accounts payable, related party	800,346	673,000
Accrued expenses	1,136,099	1,285,898
Customer deposits	1,787,739	0
Shareholder advances	96,519	96,519
Line of credit	30,000	30,000
Notes payable, current portion, net of discount	1,229,773	1,513,546
Convertible notes payable, current portion, net of discount	1,420,160	0
Derivative liability	0	722,328
Total current liabilities	6,805,036	4,718,034
Notes payable, net of current portion and discount	0	344,595
Convertible notes payable, net of current portion and discount	935,307	0
Total liabilities	7,740,343	5,062,629
Stockholders' deficit
Preferred stock $0.0001 par value; authorized 50,000,000 shares with -0- issued and outstanding at December 31, 2023 and 2022, respectively	0	0
Common stock $0.0001 par value; authorized 400,000,000 shares with 36,270,674 and 35,323,626 shares issued and outstanding at December 31, 2023 and 2022, respectively	3,627	3,532
Additional paid-in capital	17,873,545	5,459,220
Accumulated deficit	(21,056,825)	(8,268,426)
Total stockholders' deficit	(3,179,653)	(2,805,674)
Total liabilities and stockholders' deficit	$ 4,560,690	$ 2,256,955